Earnings per Common Share	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Disclosure of earnings per share [text block]	11 – Earnings per share Basic earnings per share amounts are computed by dividing net income (loss) attributable to Deutsche Bank shareholders by the average number of common shares outstanding during the year. The average number of common shares outstanding is defined as the average number of common shares issued, reduced by the average number of shares in treasury and by the average number of shares that will be acquired under physically-settled forward purchase contracts, and increased by undistributed vested shares awarded under deferred share plans. Diluted earnings per share assumes the conversion into common shares of outstanding securities or other contracts to issue common stock, such as share options, convertible debt, unvested deferred share awards and forward contracts. The aforementioned instruments are only included in the calculation of diluted earnings per share if they are dilutive in the respective reporting period. Computation of basic and diluted earnings per share in € m. 2022 2021 2020 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 5,420 2,451 483 Coupons paid on additional equity components (479) (363) (349) Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share 4,940 2,088 135 Effect of dilutive securities 0 0 0 Net income (loss) attributable to Deutsche Bank shareholders after assumedconversions – numerator for diluted earnings per share 4,940 2,088 135 Number of shares in million Weighted-average shares outstanding – denominator for basic earnings per share 2,084.9 2,096.5 2,108.2 Effect of dilutive securities: Forwards 0.0 0.0 0.0 Employee stock compensation options 0.0 0.0 0.0 Deferred shares 40.7 46.6 62.0 Other (including trading options) 0.0 0.0 0.0 Dilutive potential common shares 0.0 0.0 0.0 Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share 2,125.6 2,143.2 2,170.1 Earnings per share in € 2022 2021 2020 Basic earnings per share 2.37 1.00 0.06 Diluted earnings per share 2.32 0.97 0.06 There were no instruments outstanding that could potentially dilute basic earnings per share and are not included in the calculation of diluted earnings per share as of December 31, 2022.